CONTRACTUAL COMMITMENTS - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 957	$ 1,272
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	241	223
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	465	547
5+ years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 251	$ 502